Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Nov. 30, 2021
Nature of Operations
Net loss	$ (840,654)	$ (1,000,184)	$ (1,721,626)	$ (1,924,750)
Accumulated deficit	(103,963,331)		(103,963,331)		$ (102,241,705)
Working capital deficiency	$ (10,829,307)		$ (10,829,307)		$ (9,149,327)